Benefit Plans - Pension Plans with Accumulated Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Projected Benefit Obligation Exceeds the Fair Value of Plan Assets, Projected benefit obligation	$ 2,324	$ 1,855
Projected Benefit Obligation Exceeds the Fair Value of Plan Assets, Fair value of plan assets	1,784	1,551
Projected benefit obligation	2,267	1,551
Accumulated benefit obligation	2,186	1,525
Fair value of plan assets	$ 1,738	$ 1,285